LAW OFFICES
THOMPSON, WELCH, SOROKO & GILBERT LLP
3950 CIVIC CENTER DRIVE, SUITE 300
SAN RAFAEL, CA  94903
(415) 448-5000

FACSIMILE
RICHARD S. SOROKO	(415) 448-5010
email: rsoroko@TWSGLAW.com

SAN FRANCISCO OFFICE
(415) 262-1200

April 22, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	BioTime, Inc.
Registration Statement on Form S-3

Ladies/Gentlemen:

This letter accompanies a Registration Statement on Form S-3 filed by BioTime, Inc.  The Registration Statement pertains to outstanding common shares being registered for the account of certain selling security holders and by two subsidiaries of BioTime, and certain warrants and shares issuable upon the exercise of the warrants, being offered for the account of one of the selling security holders.  BioTime has determined that it qualifies for the use of Form S-3.

Please direct all correspondence and communications with respect to the Registration Statement to the undersigned.

Very truly yours,

s/Richard S. Soroko
Richard S. Soroko